UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

             Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

6/30

Date of reporting period:   3/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Listed Private Equity Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	COMMON STOCK - 61.5%
	BELGIUM - 4.3%
2,000	Sofina SA	$ 244,262

	BERMUDA - 1.7%
35,000	Oakley Capital Investments, Ltd. *	97,448

	BRITAIN - 22.9%
57,207	3i Group PLC	379,499
20,997	Graphite Enterprise Trust PLC	211,788
152,587	LMS Capital PLC *	193,975
32,905	Melrose Industries PLC	162,879
8,886	Pantheon International *	162,962
27,607	SVG Capital PLC *	193,081
		1,304,184
	CANADA - 4.4%
4,500	Onex Corp.	250,258

	FINLAND - 0.5%
19,951	CapMan OYJ	28,873

	GERMANY - 3.3%
5,000	Aurelius AG	190,274

	GUERNSEY - 7.5%
120,000	JP Morgan Private Equity, Ltd. *	88,950
10,366	AP Alternative Assets LP *	341,042
		429,992
	JAPAN - 3.9%
225,000	Japan Asia Investment Co., Ltd. *	220,738

	SPAIN - 3.3%
12,500	Dinamia Capital Pribado Sociedad de Capital Riesgo SA	185,231

	SWEDEN - 2.0%
12,500	Ratos AB	115,644

	UNITED STATES - 2.4%
750	Crimson Wine Group, Ltd. *	6,638
15,000	Resource America, Inc.	128,550
		135,188
	SWITZERLAND - 5.3%
3,500	HBM Healthcare Investments AG	299,095

	TOTAL COMMON STOCK (Cost - $3,300,670)	3,501,187
Listed Private Equity Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	INVESTMENT COMPANIES - 15.7%
	UNITED STATES - 15.7%
25,000	Apollo Investment Corp.	$ 207,750
15,000	Ares Capital Corp.	264,300
20,000	BlackRock Kelso Capital Corp.	183,400
25,000	Fifth Street Finance Corp.	236,500

	TOTAL INVESTMENT COMPANIES (Cost - $909,750)	891,950

	LIMITED PARTNERSHIPS - 16.5%
	UNITED STATES - 16.5%
5,000	Apollo Global Management LLC - Cl. A	159,000
9,550	Blackstone Group LP	317,537
29,500	Fortress Investment Group LLC - Cl. A	218,300
10,650	KKR & Co. LP	243,246

	TOTAL LIMITED PARTNERSHIPS (Cost - $989,224)	938,083

	SHORT-TERM INVESTMENTS - 10.9%
	MONEY MARKET FUND - 10.9%
623,623	Fidelity Institutional Treasury Only Portfolio - Institutional Class, 0.01%** (Cost - $623,623)	623,623

	TOTAL INVESTMENTS - 104.6% (Cost - $5,823,267) (a)	$5,954,843
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.6) %	(261,529)
	NET ASSETS - 100.0%	$5,693,314

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Corporation
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $5,834,743 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 280,215
	Unrealized Depreciation:	(160,115)
	Net Unrealized Appreciation:	$ 120,100

Listed Private Equity Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

	Holding By Sector	% of Net Assets
	Private Equity	43.9%
	Closed-end Funds	24.5%
	Investment Companies	15.7%
	Money Market	10.9%
	Holding Companies	6.6%
	Miscellaneous Manufact.	2.9%
	Beverages	0.1%
		104.6%

Listed Private Equity Plus Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited) (Continued)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds“).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,501,187	$ -	$ -	$ 3,501,187
Investment Companies	891,950	-	-	891,950
Limited Partnerships	938,083	-	-	938,083
Short-Term Investments	623,623	-	-	623,623
Total	$ 5,954,843	$ -	$ -	$ 5,954,843

For a detailed break-out of common stock by geographic classification, please refer to the Schedule of Investments

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

5/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

5/28/2014

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

5/28/2014